Risk management - Financial assets modified (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial assets modified [abstract]
Amortised cost before modification	€ 2,840	€ 1,510
Net modification results	(144)	(35)
Gross carrying amount at 31 December of financial assets for which loss allowance has changed to 12-month measurement during the period	€ 312	€ 689